Finance costs	9 Months Ended
Sep. 30, 2025
Finance costs.
Finance costs

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

9.Finance costs

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Interest expense - third party borrowings	67.2	85.5	219.9	257.4
Interest and finance charges for lease liabilities	18.1	17.0	50.3	51.1
Net foreign exchange loss arising from financing - realized	4.6	—	11.5	23.0
Fees on borrowings and financial derivatives	4.2	2.5	19.5	10.4
Net foreign exchange loss on derivative instruments - realized	3.3	2.9	3.3	23.2
Unwinding of discount on decommissioning liability	2.8	2.3	7.4	6.8
Interest expense - withholding tax on interest	1.5	4.6	18.4	11.8
Net foreign exchange loss arising from financing - unrealized	—	236.0	—	1,779.5
	101.7	350.8	330.3	2,163.2